UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period: 4/30/11

Item 1.  Reports to Stockholders.

KCM MACRO TRENDS FUND

Annual Report

April 30, 2011

1-877-275-5599

www.KernsCapital.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and arenot authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of KCM Macro Trends Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

April 30, 2011

Dear Fellow Shareholders,

The KCM Marco Trends Fund employs a flexible investment strategy with the freedom to invest globally in companies of all sizes and in all sectors, long or short.  The Fund’s primary objective is long-term growth of capital.  As a secondary but equally important goal, the fund seeks to manage volatility and risk.

Since opening on August 4, 2008, the Fund has met its primary goals of growth and preservation of capital, having out-performed the S&P 500 TR by 9.85%.

	1 Month	YTD	1 Year	Inception (Cumulative)	Inception (Annualized)
KCM Macro Trends Fund (KCMTX)	2.13%	9.31%	5.33%	25.78%	8.80%
S&P 500 TR	3.00%	9.09%	17.03%	15.93%	5.55%

Performance is for the period ending April 30, 2011.  Past performance is not a guarantee of future results. Performance current to the most recent month-end may be lower or higher and can be obtained by calling 1-800-945-2125. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s total annual operating expense ratio is 1.61%.  Please review the Fund's prospectus for more detail on the expense waiver.  The S&P 500 TR is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market.  You cannot invest directly in an index.

Fund Availability

We have added and continue to add distribution channels.  The Fund is currently available on a No Transaction Fee (KCMTX) and Transaction Fee (KCMBX) basis through investment advisors only on several platforms, including Charles Schwab, Fidelity, Pershing, LPL, TD Ameritrade, Trust Company of America, Southwest Securities, and a number of other broker-dealers.

Investment Philosophy

The KCM Macro Trends Fund differs from most mutual funds in that it has a flexible investment policy.  The Fund’s objective is to maximize reward while minimizing risk.  As with any investment it is not possible to avoid risk completely so we seek to minimize and manage risk.  The Fund strives to be nimble and responsive to major market cycle changes by moving out of “Harm’s Way” during recessions and to capitalize on best performing sectors in stronger markets.

Investment Strategy

We employ a risk-averse investment strategy predicated on the belief that strong long-term investment results are best achieved through the avoidance of major losses and the compounding of reasonable gains.  If we can miss the majority of major market cycle downturns and capture the majority of major cycle upturns, we will not only protect shareholder assets, but the long-term growth of those assets should be substantially greater than market growth as indicated by our performance above.

We look at companies of all sizes and types located throughout the world.  We want the flexibility to invest in great ideas regardless of size and do not see any reason to restrict our investing to “Style Boxes”.  We also utilize ETFs when we need exposure to a sector or country where we are unable to get in proper individual company stock exposure.

Our focus in the current market environment remains on companies with high free-cash-flow plus dividend yields, 10% being very attractive.  Companies with high free-cash-flow can finance their own growth, an attractive attribute in an environment where borrowing is difficult even for the best companies.  High free-cash-flow also allows companies to maintain and increase their dividends, buy back their own stock or acquire other companies.  We also believe that high free-cash-flow companies make attractive acquisition targets.

We also look for growing earnings and sales.  Increasing sales can make up for a multitude of problems in recessionary times and are a necessity for long-term growth in stock price.  We are looking for growth, and aim for stocks we feel will double their share price in three to five years.  The majority of the upside comes from earnings growth.

In order to manage risk and volatility during market declines, we are willing to hold high percentages of cash if we feel the market offers more risk of loss than opportunity for gain.  Additional risk-management includes hedging market risks through the purchase of securities such as futures or ETFs that move in the opposite direction of the market.  Through market downturns, these tools allow us to hold stocks of companies we feel have good long-term growth potential but are temporarily being dragged down by negative market performance.  Statistics show that when markets go down, three out of four stocks go down – even the good ones.  Therefore, having the ability to “hedge out” market risk greatly reduces potential market losses.

This approach worked very well during the 2008-2009 bear market when the Fund missed 67.5% of the market downturn as measured by the decline in the S&P 500 Index from its high following the date the Fund was opened through its low on March 9, 2009.  During this period, the S&P 500 Index was down 44.92%; KCMTX was down 14.61%.

Conversely, the Fund was up 48.98% from the market’s March 9, 2009 bottom through April 30, 2011, leaving shareholders with a positive return of 25.78% since Fund inception versus a total return of only 15.93% for the S&P 500.  The Fund’s out-performance over the S&P 500 came despite its historical 110.47% rise since the market bottom.  Since the Fund avoided the majority of the market decline, we did not have to take as much risk on the way up to stay well ahead of the S&P 500 since inception.

The Fund also has the ability to be slightly net-short if we feel that severe market declines are eminent.  Being net-short when the market is declining means that the Fund should increase in value.  It is not anticipated that we will be in this position very often if at all.

Our objective is to hold up to 100 stocks with each initial position around 1% of the portfolio.  Diversifying risk among this number of holdings reduces the stock-specific risk of holding too much of a single company.  When positions grow beyond 2% of the portfolio, consideration is given to reducing the position.

Our use of fundamental stock analysis combined with technical analysis of the market is then overlaid with our Macro approach to investing.  We pay close attention to the strength of the US economy compared to other economies around the world as well as the growth or decline in the value of different world currencies.  Geopolitical risk is also considered in picking or holding stocks.

Historical Tax Efficiency

Long-term capital gains and qualified dividends are currently taxed at 15%. Short-term capital gains are taxed at the shareholder's highest marginal rate. The investment process we follow is designed to help minimize taxes.

•

We attempt to select stocks that have good long-term growth potential which allows us to hold them at least one year and qualify for the lowest Capital Gains tax rate. We hold the winners.

•

We have a sell discipline of cutting losses quickly on stocks that do not work out. Stocks sold quickly at smaller losses help protect capital. And because the losses are short-term, they can be used to offset any short-term gains in the Fund.

•

While we pick stocks to hold for the long-term, we actively hedge for the short-term to reduce portfolio losses during weak markets. Gains from hedging are usually short-term gains and can be offset with short-term losses from stocks held less than one year.

•

We favor stocks which have the ability to pay qualified dividends which are currently taxed at the lowest rate.

This process produced an extremely tax-efficient result for 2009 and 2010. Even though the Fund grew by 26.16% during 2009, the total taxable distribution to shareholders was less than three cents per share. To put this into perspective, a $1,000,000 portfolio held for the entire year would have grown to $1,261,600 but would have had a taxable distribution of only $3,010.03 - all taxable at only 15%. This resulted in taxes of $451.00.

During 2010, the fund had no taxable distributions.

Dividend and Capital Gains Distributions

Distribution Date	Distribution NAV	Long-Term Capital Gain	Short-Term Capital Gain	Dividend Income	Distribution Total
12/30/2010	11.38	0.0000	0.0000	0.0000	0.0000
12/30/2009	11.39	0.0000	0.0000	0.0270	0.0270
12/30/2008	8.88	0.0000	0.0000	0.0774	0.0774

Currency: USD; Source: Morningstar, Inc.®

In Closing

We feel that the ability to utilize all available investment tools and styles enhances our ability to preserve and grow client portfolios.  A substantial portion of our personal net worth is invested in the Fund to align our interests with our client’s interests.

We sincerely appreciate the trust and confidence of our investors and believe that our approach to investing will add value to every client’s long-term financial well being.

M. Lane Kerns

Martin L. Kerns, II

Kerns Capital Management, Inc.

Mutual Funds involve risk including possible loss of principal. Investors should carefully consider the investment objectives, risks, charges and expenses of the KCM Macro Trends Fund before investing. The Fund may invest in small, less well-known companies, which may be subject to more erratic market movements than large-cap stocks; foreign securities, which are subject to currency fluctuations and political uncertainty; and derivative securities, which may carry market, credit, and liquidity risks. The Fund may also engage in short selling activities, which are more risky than “long” positions because the potential loss on a short sell is unlimited. These risks may result in greater share price volatility. This and other important information about the Fund is contained in the prospectus, which can be obtained on the Advisor’s website or by calling 1-800-945-2125. The prospectus should be read carefully before investing. The KCM Macro Trends Fund is distributed by Northern Lights Distributors, LLC.  Kerns Capital Management and Northern Lights Distributors, LLC are not affiliated.

1208-NLD-6/10/2011

KCM Macro Trends Fund

PERFORMANCE OF A $10,000 INVESTMENT

Since Inception through April 30, 2011*

Annualized Total Returns as of April 30, 2011

	One Year	Since Inception
KCM Macro Trends Fund- Class R-1*	5.33%	8.74%
KCM Macro Trends Fund- Class R-2**	4.51%	13.26%
S&P 500***	17.22%	5.62%

________________

* Class R-1 commenced operations on August 4, 2008.

** Class R-2 commenced operations on April 2, 2009.

***The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark. Total return figure is since August 4, 2008.  The S&P 500 annualized total return since April 2, 2009 is 29.29%.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 1.61% for Class R-1 and 2.36% for Class R-2.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-877-275-5599.

PORTFOLIO COMPOSITION^

____________

^Based on total portfolio market value as of April 30, 2011.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS
April 30, 2011
Shares	Security	Value
	COMMON STOCK - 55.84%
	AEROSPACE/DEFENSE - 2.51%
21,000	Esterline Technologies Corp. *	$ 1,507,800
13,000	TransDigm Group, Inc. *	1,082,900
		2,590,700
	CHEMICALS - 3.56%
27,436	Ashland, Inc.	1,703,227
18,405	Eastman Chemical Co.	1,973,936
		3,677,163
	COAL - 4.13%
14,000	Alliance Resource Partners LP	1,153,040
30,000	Peabody Energy Corp.	2,004,600
8,000	Walter Energy, Inc.	1,105,760
		4,263,400
	COMMERCIAL SERVICES - 1.27%
13,800	Alliance Data Systems Corp. *	1,311,000

	COMPUTERS - 3.16%
5,500	Apple, Inc. *	1,915,265
7,900	International Business Machines Corp.	1,347,582
		3,262,847
	HAND/MACHINE TOOLS - 0.82%
20,000	Kennametal, Inc.	844,400

	INSURANCE - 0.90%
16,500	Aflac, Inc.	927,135

	IRON/STEEL - 1.13%
12,500	Cliffs Natural Resources, Inc.	1,171,500

	MACHINERY - CONSTRUCTION & MINING - 4.40%
15,000	Caterpillar, Inc.	1,731,150
27,900	Joy Global, Inc.	2,816,505
		4,547,655
	MACHINERY - DIVERSIFIED - 3.93%
30,100	Applied Industrial Technologies, Inc.	1,061,326
17,500	Deere & Co.	1,706,250
15,000	Gardner Denver, Inc.	1,296,150
		4,063,726
	MEDIA - 0.46%
20,000	CTC Media, Inc.	471,400

See accompanying notes to the financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011
Shares	Security	Value
	MINING - 2.32%
12,800	BHP Billiton Ltd. - ADR	$ 1,295,872
33,000	Vale SA - ADR	1,102,200
		2,398,072
	MISCELLANEOUS MANUFACTURING - 0.80%
19,000	AZZ, Inc.	831,820

	OIL & GAS - 5.86%
8,800	Apache Corp.	1,173,656
11,750	Chevron Corp.	1,285,920
11,000	Cimarex Energy Co.	1,216,490
492	Nabors Industries Ltd. *	15,075
10,000	Occidental Petroleum Corp.	1,142,900
34,400	Pioneer Southwest Energy Partners LP	1,222,232
		6,056,273
	OIL & GAS SERVICES - 4.68%
15,311	Baker Hughes, Inc.	1,185,224
24,000	Halliburton Co.	1,211,520
17,000	Oil States International, Inc. *	1,411,170
11,500	Schlumberger Ltd.	1,032,125
		4,840,039
	PHARMACEUTICALS - 2.22%
60,500	Pfizer, Inc.	1,268,080
53,000	Viropharma, Inc. *	1,022,370
		2,290,450
	RETAIL - 2.20%
36,400	Ezcorp, Inc. *	1,146,236
28,833	First Cash Financial Services, Inc. *	1,131,407
		2,277,643
	SEMICONDUCTORS - 5.01%
36,785	Aixtron SE NA - ADR	1,561,523
27,448	Altera Corp.	1,336,718
33,860	Avago Technologies Ltd.	1,132,956
28,000	Microchip Technology, Inc.	1,149,120
		5,180,317
	SOFTWARE - 3.10%
37,000	Oracle Corp.	1,333,850
34,000	VeriFone Systems, Inc. *	1,863,880
		3,197,730
	TRANSPORTATION - 3.38%
16,000	CSX Corp.	1,259,040
15,500	Norfolk Southern Corp.	1,157,540
10,400	Union Pacific Corp.	1,076,088
		3,492,668

	TOTAL COMMON STOCK	57,695,938
	( Cost - $37,738,647)

See accompanying notes to the financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2011
Shares	Security	Value
	EXCHANGE TRADED FUNDS - 26.64%
	COMMODITY FUND - 3.96%
120,000	PowerShares DB Agriculture Fund *	$ 4,087,200

	EQUITY FUND - 22.68%
100,000	Direxion Daily Emerging Markets Bull 3X Shares	4,480,000
100,000	Direxion Daily Large Cap Bull 3X Shares	9,121,000
35,200	ProShares Credit Suisse 130/30	2,209,856
100,000	ProShares Ultra Real Estate	6,285,000
50,000	SPDR KBW Regional Banking ETF	1,335,000
		23,430,856

	TOTAL EXCHANGE TRADED FUNDS	27,518,056
	( Cost - $25,959,856)

	SHORT-TERM INVESTMENTS - 16.73%
17,286,452	AIM STIT Liquid Assets Portfolio, 0.20%**	17,286,452
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $17,286,452)

	TOTAL INVESTMENTS - 99.21%
	( Cost - $80,984,955)	102,500,446
	OTHER ASSETS LESS LIABILITIES - 0.79%	815,518
	NET ASSETS - 100.00%	$ 103,315,964
* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on April 30, 2011.
ADR - American Depositary Receipt.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $80,983,006 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 21,557,181
	Unrealized depreciation	(39,741)
	Net unrealized appreciation	$ 21,517,440

See accompanying notes to the financial statements.

KCM Macro Trends Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011

ASSETS
Investment securities:
At cost	$ 80,984,955
At value	$ 102,500,446
Foreign Cash (Cost $688,894)	829,257
Receivable for Fund shares sold	58,380
Dividends and interest receivable	54,389
Prepaid expenses and other assets	18,006
TOTAL ASSETS	103,460,478

LIABILITIES
Distribution (12b-1) fees payable	22,027
Fund shares repurchased	5,000
Investment advisory fees payable	83,022
Fees payable to other affiliates	12,917
Accrued expenses and other liabilities	21,548
TOTAL LIABILITIES	144,514
NET ASSETS	$ 103,315,964

Net Assets Consist Of:
Paid in capital	$ 87,429,068
Undistributed net investment income	85,867
Accumulated net realized loss from security and foreign currency transactions	(5,854,825)
Net unrealized appreciation of:
Investments	21,515,491
Foreign currency translations	140,363
NET ASSETS	$ 103,315,964

Class R-1
Net Assets	101,208,279
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,138,023
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 12.44

Class R-2
Net Assets	2,107,685
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	171,455
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 12.29

See accompanying notes to the financial statements.

KCM Macro Trends Fund
STATEMENT OF OPERATIONS
For the Year Ended April 30, 2011

INVESTMENT INCOME
Dividends (Less $16,527 Foreign Taxes)	$ 1,362,702
Interest	20,910
TOTAL INVESTMENT INCOME	1,383,612

EXPENSES
Investment advisory fees	966,617
Distribution (12b-1) fees:
Class R-1	235,234
Class R-2	25,681
Administrative services fees	99,479
Accounting services fees	38,510
Professional fees	23,922
Transfer agent fees	22,978
Compliance officer fees	15,795
Registration fees	23,665
Custodian fees	18,961
Printing and postage expenses	5,151
Trustees' fees and expenses	5,131
Insurance expense	2,427
Other expenses	7,551
TOTAL EXPENSES	1,491,102

NET INVESTMENT LOSS	(107,490)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	621,780
Distributions of capital gains from underlying investment companies	1,095
Foreign currency transactions	1,744
624,619
Net change in unrealized appreciation on:
Investments	3,051,162
Foreign currency translations	140,363
3,191,525
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY	3,816,144
NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 3,708,654

See accompanying notes to the financial statements.

KCM Macro Trends Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	April 30, 2011	April 30, 2010
FROM OPERATIONS:
Net investment income (loss)	$ (107,490)	$ 151,662
Net realized gain (loss) from investments and foreign currency transactions	623,524	(3,085,836)
Distributions of capital gains from underlying investment companies	1,095	-
Net change in unrealized appreciation of investments
and foreign currency translations	3,191,525	14,880,782
Net increase in net assets resulting from operations	3,708,654	11,946,608

DISTRIBUTIONS TO SHAREHOLDERS:
Class R-1:
From net investment income ($0.00 and $0.03 per share, respectively)	-	(170,979)
Net decrease in net assets from distributions to shareholders	-	(170,979)

FROM SHARES OF BENEFICIAL INTEREST :
Class R-1:
Proceeds from shares sold (2,896,605 and 3,488,284 shares, respectively)	32,781,732	38,764,175
Reinvestment of Dividends (0 and 14,479 shares, respectively)	-	164,911
Payments for shares redeemed (2,830,374 and 596,007 shares, respectively)	(30,616,775)	(6,507,650)
	2,164,957	32,421,436

Class R-2:
Proceeds from shares sold (13,168 and 229,750 shares, respectively)	142,645	2,496,424
Payments for shares redeemed (133,839 and 2,029 shares, respectively)	(1,432,076)	(22,213)
	(1,289,431)	2,474,211

Net increase in net assets from shares of beneficial interest	875,526	34,895,647

TOTAL INCREASE IN NET ASSETS	4,584,180	46,671,276

NET ASSETS
Beginning of Year	98,731,784	52,060,508
End of Year *	$ 103,315,964	$ 98,731,784
* Includes accumulated net investment income of:	$ 85,867	$ -

See accompanying notes to the financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Class R-1
	Year	Year	Period
	Ended	Ended	Ended
	April 30, 2011	April 30, 2010	Apr. 30, 2009**

Net asset value, beginning of period	$ 11.81	$ 9.96	$ 10.00

Activity from investment operations:
Net investment income (loss) (1)	(0.01)	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.64	1.85	(0.02)
Total from investment operations	0.63	1.88	0.04
Less distributions:
From net investment income	-	(0.03)	(0.07)
In excess of net investment income	-	-	(0.01)
Total distributions	-	(0.03)	(0.08)

Net asset value, end of period	$ 12.44	$ 11.81	$ 9.96

Total return (2,3)	5.33%	18.86%	0.47%

Net assets, end of period (000s)	$ 101,208	$ 95,297	$ 51,419

Ratio of expenses to average net assets (5)	1.52%	1.56%	1.66%	(4)

Ratio of net investment income to average net assets (6)	(0.09)%	0.24%	0.84%	(4)

Portfolio turnover rate	852%	292%	1,119%	(3)

**	For the period August 4, 2008 (commencement of operations) through April 30, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Assume reinvestment of all dividends and distributions, if any.
(3) Not Annualized.
(4) Annualized.
(5) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to the financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

		Class R-2
	Year	Year	Period
	Ended	Ended	Ended
	April 30, 2011	April 30, 2010	Apr. 30, 2009**

Net asset value, beginning of period	$ 11.76	$ 9.97	$ 9.49

Activity from investment operations:
Net investment loss (1)	(0.09)	(0.05)	(0.01)
Net realized and unrealized gain on investments	0.62	1.84	0.49
Total from investment operations	0.53	1.79	0.48
Less distributions:
From net investment income		-	-
In excess of net investment income		-	-
Total distributions	-	-	-

Net asset value, end of period	$ 12.29	$ 11.76	$ 9.97

Total return (2,3)	4.51%	17.95%	5.06%

Net assets, end of period (000s)	$ 2,108	$ 3,435	$ 642

Ratio of expenses to average net assets (5)	2.27%	2.31%	2.28%	(4)

Ratio of net investment loss to average net assets (6)	(0.82)%	(0.49)%	(1.39)%	(4)

Portfolio turnover rate	852%	292%	1,119%	(3)

**	For the period April 2, 2009 (commencement of operations) through April 30, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Assume reinvestment of all dividends and distributions, if any.
(3) Not Annualized.
(4) Annualized.
(5) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to the financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS

April 30, 2011

1.

ORGANIZATION

The KCM Macro Trends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund offers two classes of shares designated as Class R-1 and Class R-2.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.  Class R-1 commenced operations on August 4, 2008 and Class R-2 commenced operations on April 2, 2009.

           Class R-1 shares and Class R-2 shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2011

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 57,695,938	-	-	$ 57,695,938
Exchange-Traded Funds	27,518,056	-	-	27,518,056
Short-Term Investments	17,286,452	-	-	17,286,452
Total	$ 102,500,446	$ -	$ -	$ 102,500,446

                                                            The Fund did not hold any Level 3 securities during the period.

                                                            There were no significant transfers between Level 1 and Level 2 during the current period presented.

                                             *Please refer to the Portfolio of Investments for Industry classifications.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2011

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2010), or expected to be taken in the Fund’s 2011 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2011

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

(a) For the year ended April 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $670,981,202 and $687,418,805, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Kerns Capital Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2011

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the year ended April 30, 2011, the Fund incurred $966,617 of advisory fees.

Distributor- The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets for Class R-1 shares and Class R-2 shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  For the year ended April 30, 2011, pursuant to the Plan, Class R-1 shares paid $235,234 and Class R-2 shares paid $25,681.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Trustees- The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration- The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting- Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2011

previous month. The Fund pays GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  Fees are billed monthly as follows:

A minimum annual fee of $24,000 plus:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency-  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  Fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $15,000 per class and the account charge is $14.00 per account.  The annual minimum fee is waived for the second shares class.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended April 30, 2011, the Fund incurred expenses of $15,795 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the year ended April 30, 2011, GemCom collected amounts totaling $6,314 for EDGAR and printing services performed.

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended was as follows:

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2011

As of April 30, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.

At April 30, 2011, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

Permanent book and tax differences primarily attributable to net operating losses, tax treatment of foreign currency gain/(loss) and adjustments for grantor trusts and partnerships, resulted in reclassification for the period ended April 30, 2011 as follows:

6.  NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years entities will need to disclose information about purchases, sales issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2011

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

8.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of April 30, 2011 Charles Schwab & Co. account, holding shares for the benefit of others in nominee name, held approximately 85% of the voting securities of the KCM Macro Trends Fund Class R-1 shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and

Shareholders of

KCM Macro Trends Fund

We have audited the accompanying statement of assets and liabilities of KCM Macro Trends Fund, a series of Northern Lights Fund Trust (the “Trust”), including the portfolio of investments, as of April 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended,  and the financial highlights for each of the two years in the period then ended and for the period August 4, 2008 (commencement of operations) through April 30, 2009. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of KCM Macro Trends Fund as of April 30, 2011, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 27, 2011

KCM Macro Trends Fund

TRUSTEES AND OFFICERS (Unaudited)

April 30, 2011

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee
L. Merill Bryan (66) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company)(1966-2005) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Anthony J. Hertl (60) Trustee since 2005 Consultant to small and emerging businesses (since 2000). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007-May 2010); Greenwich Advisors Trust and Global Real Estate Fund	86
Gary W. Lanzen (57) Trustee since 2005 Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company)(2002-2006). Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund	86
Mark H. Taylor (47) Trustee since 2007 Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002-2009); Member, Auditing Standards Board, AICPA (since 2008). Other Directorships: Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)	86
Interested Trustees and Officers
Michael Miola** (58) Trustee since 2005 Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC. (since 2003) Other Directorships: AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Constellation Trust Co.	86

KCM Macro Trends Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

April 30, 2011

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee

Andrew Rogers (41)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Formerly Manager, Northern Lights  Compliance Services, LLC (2006-2008); Manager (since March 2006) and President (since 2004), GemCom LLC

Other Directorships: N/A

N/A

Kevin E. Wolf (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004). Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

Other Directorships: N/A

N/A

James P. Ash (34)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2011

Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).

Other Directorships: N/A

N/A

James Colantino (41)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2006

Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.

Other Directorships: N/A

N/A

Erik Naviloff (42)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2009

Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.

Other Directorships: N/A

N/A

Richard Gleason (33)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Manager of Fund Administration, Gemini Fund Services, LLC (since 2008);

Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).

Other Directorships: N/A

N/A

Dawn Borelli (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Assistant Treasurer since 2010

Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).

Other Directorships: N/A

N/A

Lynn Bowley (52)

Chief Compliance Officer since 2007

Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).

Other Directorships: N/A

N/A

* The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC,  (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-327-0757.

KCM Macro Trends Fund

EXPENSE EXAMPLES

April 30, 2011 (Unaudited)

As a shareholder of the KCM Macro Trends Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the KCM Macro Trends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/10	Ending Account Value 4/30/11	Annualized Expense Ratio	Expense Paid During Period* 11/1/10 - 4/30/11
Actual
Class R-1	$1,000.00	$ 1,164.80	1.54%	$ 8.27
Class R-2	$1000.00	$ 1,159.40	2.30%	$ 12.31
Hypothetical (5% return before expenses)
Class R-1	$1,000.00	$ 1,017.16	1.54%	$ 7.70
Class R-2	$1,000.00	$ 1,013.59	2.30%	$ 11.48

*  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2011 (181) divided by the number of days in the fiscal year (365).

KCM Macro Trends Fund

ADDITIONAL INFORMATION (Unaudited)

April 30, 2011

Renewal of Advisory Agreement – KCM Macro Trends Fund

In connection with a regular meeting held on February 23, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Kerns Capital Management, Inc. (“Kerns” or the “Adviser”) and the Trust, on behalf of the KCM Macro Trends Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Kerns’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Kerns’ financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Kerns’ past performance, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that Kerns charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

KCM Macro Trends Fund

ADDITIONAL INFORMATION (Unaudited)

April 30, 2011

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of these Financial Statements

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-275-5599 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-275-5599.

INVESTMENT ADVISOR

Kerns Capital Management, Inc.

Galleria Financial Center

5075 Westheimer Rd., Suite 1177

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 – $16,100

2010 – $14,300

(b)

Audit-Related Fees

2011 – None

2010 – None

(c)

Tax Fees

2011 – $2,900

2010 – $2,700

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

2010 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

2010

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $2,900

2010 - $2,700

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/6/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew B. Rogers

        Andrew B. Rogers, President

Date

7/6/11

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

7/6/11